Intangible assets, net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net	Intangible assets, net
Accounting Policy
Intangible assets include brands, intellectual property, developed technology, customer relationships, and other intangible assets not yet available for use. These finite-lived intangible assets are stated at cost, less accumulated amortization and accumulated impairment losses. Amortization is calculated using the straight-line method based on the estimated useful lives of the assets.
Finite-lived intangible assets are assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life.
The following table shows the respective useful lives for intangible assets:

Category	Estimated useful life
Brands	20 years
Intellectual property	3 - 10 years
Developed technology	6 - 15 years
Customer relationships	8 - 18 years
Other	2 - 10 years
As of December 31, 2020 intangible assets consist mainly of brands, intellectual property, developed technology, customer relationships obtained from the acquisitions of HMI (2016) and Cymer (2013):

€, in millions	Brands	Intellectual property	Developed technology	Customer relationships	Other	Total
Cost
Balance at January 1, 2019	39.2	68.9	1,199.9	228.6	66.2	1,602.8
Additions	—	73.7	—	—	42.1	115.8
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	(0.3)	(0.2)	0.2	—	2.4	2.1
Balance at December 31, 2019	38.9	142.4	1,200.1	228.6	110.5	1,720.5
Acquisitions through business combinations	—	—	30.0	—	2.3	32.3
Additions	—	2.5	—	—	33.4	35.9
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	—	(0.1)	—	—	(0.1)	(0.2)
Balance at December 31, 2020	38.9	144.8	1,230.1	228.6	145.9	1,788.3

Accumulated amortization
Balance at January 1, 2019	7.4	62.8	346.5	70.5	11.6	498.8
Amortization	1.9	7.8	82.0	12.7	11.0	115.4
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	(0.1)	—	0.1	—	2.1	2.1
Balance at December 31, 2019	9.2	70.6	428.6	83.2	24.5	616.1
Amortization	1.9	8.2	82.1	12.7	18.6	123.5
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	—	—	—	—	—	—
Balance at December 31, 2020	11.1	78.8	510.7	95.9	42.9	739.4

Carrying amount
December 31, 2019	29.7	71.8	771.5	145.4	86.0	1,104.4
December 31, 2020	27.8	66.0	719.4	132.7	103.0	1,048.9

During 2020, we recorded amortization charges of €123.5 million (2019: €115.4 million; 2018: €103.7 million) which were recorded in cost of sales for €101.8 million (2019: €97.4 million; 2018: €97.2 million), in R&D costs for €12.0 million (2019: €7.5 million and 2018: €1.3 million) and in SG&A costs for €9.7 million (2019: €10.5 million and 2018: €5.2 million).
As of December 31, 2020, the intangible assets not yet available for use amount to €24.8 million (2019: €14.9 million) and are allocated to Reporting Unit ASML.
During 2020 we recorded no impairment charges (2019: €0.0 million; 2018: €0.0 million).
As of December 31, 2020, the estimated amortization expenses for intangible assets for the next 5 years and thereafter:

€, in millions	Amount
2021	129.9
2022	129.4
2023	122.3
2024	113.0
2025	107.8
Thereafter	446.5
Amortization expenses	1,048.9